Interest Revenue and Expenses (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest Revenue and Expenses (Textual)
Interest received basis for impaired portfolio	$ 4,415	$ 5,113